LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Year one	$ 1,074
Year two	692
Year three	418
Year four	354
Year five	355
Year five and thereafter	875
Total future lease payments	3,768
Less - imputed interest	(418)
Total lease liability balance	$ 3,350